Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
Income (loss) from continuing operations before income taxes and equity income (loss) as reported in the Consolidated Statements of Operations consists of the following:

(In thousands)	2014	2013	2012
United States	$22,951	$(30,422)	$30,456
International	(8,813)	(160,754)	(257,720)
Total income (loss) before income taxes and equity income (loss)	$14,138	$(191,176)	$(227,264)

Schedule of Components of Income Tax Expense (Benefit)
Income tax expense as reported in the Consolidated Statements of Operations consists of the following:

(In thousands)	2014	2013	2012
Income tax expense (benefit):
Currently payable:
U.S. federal	$5,622	$9,822	$22,603
U.S. state	557	1,375	1,561
International	14,569	41,015	21,795
Total income taxes currently payable	20,748	52,212	45,959
Deferred U.S. federal	3,447	(18,615)	(7,142)
Deferred U.S. state	893	473	(1,339)
Deferred international	5,278	(2,095)	(5,800)
Total income tax expense	$30,366	$31,975	$31,678

Schedule of Effective Income Tax Rate Reconciliation
The following is a reconciliation of the normal expected statutory U.S. federal income tax rate to the effective income tax rate as a percentage of Income (loss) from continuing operations before income taxes and equity income (loss) as reported in the Consolidated Statements of Operations:

(In thousands)	2014	2013	2012
U.S. federal income tax	$4,949	$(66,912)	$(79,542)
U.S. state income taxes, net of federal income tax benefit	713	(917)	(32)
U.S. domestic manufacturing deductions and credits	(1,882)	(4,700)	(3,580)
Tax costs of repatriation from the Infrastructure Transaction	—	13,181	—
Difference in effective tax rates on international earnings and remittances	4,397	581	1,350
Uncertain tax position contingencies and settlements	(5,298)	(5,548)	(5,470)
Changes in realization on beginning of the year deferred tax assets	2,203	20,125	3,980
Restructuring and impairment charges with no realizable tax benefits	22,049	—	21,387
U.S. nondeductible items	1,216	2,953	1,470
Loss from disposal from the Infrastructure Transaction	2,592	73,819	—
Non-deductible goodwill impairment	—	—	92,763
Cumulative effect of change in statutory tax rates/laws	246	(370)	(260)
Loss from unconsolidated entities	(587)	—	—
Other, net	(232)	(237)	(388)
Total income tax expense	$30,366	$31,975	$31,678

Schedule of Deferred Tax Assets and Liabilities
The tax effects of the temporary differences giving rise to the Company's deferred tax assets and liabilities at December 31, 2014 and 2013 are as follows:

	2014		2013
(In thousands)	Asset	Liability	Asset	Liability
Depreciation and amortization	$—	$16,026	$—	$24,260
Expense accruals	27,737	—	29,520	—
Inventories	4,396	—	3,267	—
Provision for receivables	798	—	752	—
Deferred revenue	—	1,708	—	1,764
Operating loss carryforwards	75,635	—	75,443	—
Foreign tax credit carryforwards	16,476	—	16,085	—
Capital loss carryforwards	2,102	—	3,177	—
Pensions	91,377	—	85,947	—
Currency adjustments	35,386	—	27,536	—
Equity investment in Infrastructure strategic venture	—	23,885	—	28,965
Unit adjustment liability	34,675	—	39,335	—
Post-retirement benefits	905	—	1,013	—
Other	9,079	—	6,644	—
Subtotal	298,566	41,619	288,719	54,989
Valuation allowance	(131,422)	—	(127,164)	—
Total deferred income taxes	$167,144	$41,619	$161,555	$54,989

The deferred tax asset and liability balances recognized on the Consolidated Balance Sheets at December 31, 2014 and 2013 are as follows:

(In thousands)	2014	2013
Other current assets	$39,003	$44,315
Other assets	94,021	70,943
Other current liabilities	1,120	475
Deferred income taxes	6,379	8,217

Summary of Income Tax Contingencies
A reconciliation of the change in the unrecognized income tax benefits balance from January 1, 2012 to December 31, 2014 is as follows:

(In thousands)	Unrecognized Income Tax Benefits	Deferred Income Tax Benefits	Unrecognized Income Tax Benefits, Net of Deferred Income Tax Benefits
Balances, January 1, 2012	$33,408	$(517)	$32,891
Additions for tax positions related to the current year (includes currency translation adjustment)	584	(8)	576
Additions for tax positions related to prior years (includes currency translation adjustment)	37	2	39
Other reductions for tax positions related to prior years	(3,987)	—	(3,987)
Statutes of limitation expirations	(5,124)	154	(4,970)
Balance at December 31, 2012	24,918	(369)	24,549
Additions for tax positions related to the current year (includes currency translation adjustment)	500	(5)	495
Additions for tax positions related to prior years (includes currency translation adjustment)	145	(4)	141
Other reductions for tax positions related to prior years	(3,050)	—	(3,050)
Statutes of limitation expirations	(3,348)	180	(3,168)
Settlements	(1,616)	—	(1,616)
Balance at December 31, 2013	17,549	(198)	17,351
Additions for tax positions related to the current year (includes currency translation adjustment)	288	(2)	286
Additions for tax positions related to prior years (includes currency translation adjustment)	156	(55)	101
Other reductions for tax positions related to prior years	(3,056)	—	(3,056)
Statutes of limitation expirations	(2,481)	143	(2,338)
Settlements	—	—	—
Total unrecognized income tax benefits that, if recognized, would impact the effective income tax rate at December 31, 2014	$12,456	$(112)	$12,344